Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Tax Expense Differs from the Expected Tax Expense

The Company’s tax expense differs from the “expected” tax expense for the period (computed by applying the blended corporate and state tax rates of 24.52% to loss before taxes), are approximately as follows:

	December 31, 2023	December 31, 2022
Federal income tax benefit —20.06%	$(177,000)	$(194,000)
State income tax —4.458%	(37,000)	(43,000)
Non-deductible items	—	(11,000)
Subtotal	(214,000)	(248,000)
Change in valuation allowance	214,000	248,000
Income tax benefit	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2023 and 2022 are approximately as follows:

	December 31, 2023	December 31, 2022
Amortization of debt discount	$(119,000)	$(87,000)
Share based payments	(290,000)	(28,000)
Net operating lass carryforwards	(366,000)	(294,000)
Total deferred Tax assets	(775,000)	(409,000)
Less valuation allowance	775,000	409,000
Net deferred tax asset recorded	$—	$—